Operating Expenses - Schedule of Operating Expenses (Details) - USD ($) $ in Thousands			12 Months Ended
		May 05, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cost of inventory used and services provided			$ 2,317	$ 410
Write down of inventory			1,980	101	$ 2,087
Restructuring costs				507
Modification of building lease		$ (34)	(219)
Total operating expenses			9,358	10,774
Unfunded Plan One [Member] | Other Benefit Plans [Member]
Statement Line Items [Line Items]
Salaries and short-term employee benefits	[1]		1,540	1,705
Consultants fees	[1]		167	194
Termination benefits	[1]			503
Post-employment benefits, including defined contribution plan benefits of $33 in 2020 and $195 in 2019	[1]		86	257
Share-based compensation costs	[1]		160	784
Key management personnel compensation	[1]		1,953	3,443
Salaries and short-term employee benefits			1,004	1,257
Termination benefits
Post-employment benefits, including defined contribution plan benefits of $9 in 2020 and $25 in 2019			159	78
Share-based compensation costs			(99)	9
Other employees compensation			1,064	1,344
Cost of inventory used and services provided			2,186	309
Write down of inventory			131	101
Professional fees			1,969	2,599
Insurance			861	890
Third-party R&D			414	322
Consulting fees			587	144
Restructuring costs				507
Contracted sales force
Travel			66	154
Marketing services			39	18
Laboratory supplies			36	23
Other goods and services			72	137
Leasing costs, net of sublease receipts of $214 in 2019			218	247
Modification of building lease			(219)
(Reversal) of write off/ write off of other asset			(139)	169
Depreciation and amortization of property, equipment and intangibles			29	37
Depreciation - right to use assets			203	278
Impairment losses				22
Operating foreign exchange (gain) loss			(112)	30
Operating expenses excluding management and Employee compensation			6,341	5,987
Total operating expenses			$ 9,358	$ 10,774

[1]	Key management includes the Company's executive management team and directors.